CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Current Assets:
Cash and cash equivalents	$ 516,578	$ 50,059	$ 241,051
Accounts receivable (net of allowance for doubtful accounts of $23,377 in 2016 and 2015)	442,087	750,380	588,042
Inventories	1,097,891	1,133,451	1,073,256
Prepaid expenses	94,044	88,129	65,182
Total current assets	2,150,600	2,022,019	1,967,531
Fixed Assets:
Machinery and equipment	2,505,314	2,479,471	2,431,127
Leasehold improvements	553,596	553,596	553,596
Furniture and fixtures	148,303	148,303	148,303
Vehicles	0	19,674	19,674
Total	3,207,213	3,201,044	3,152,700
Less: Accumulated depreciation and amortization	(3,119,194)	3,122,849	3,096,993
Net fixed assets	88,019	78,195	55,707
Patents, net	28,722	22,874	18,644
TOTAL ASSETS	2,267,341	2,123,088	2,041,882
Current Liabilities:
Current portion of capital lease obligation	8,120	7,857	0
Accounts payable	983,128	1,151,561	912,150
Customer advances	37,100	0	118,800
Accrued employee compensation	194,451	238,381	222,222
Accrued professional services	66,600	65,550	60,735
Accrued warranty expense	25,000	25,000	25,000
Other accrued liabilities	63,012	15,612	36,087
Total current liabilities	1,377,411	1,503,961	1,374,994
Capital lease obligation, net of current portion	27,828	31,955	0
Commitments (Note 2)
Stockholders' Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding; 7,539,582 shares at June 30, 2016 and 6,389,806 shares at June 30, 2015	88,729	75,396	63,898
Additional paid-in capital	45,043,151	44,176,051	43,232,500
Accumulated deficit	(44,269,778)	(43,664,275)	(42,629,510)
Total stockholders' equity	862,102	587,172	666,888
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,267,341	$ 2,123,088	$ 2,041,882